Contract Liabilities	12 Months Ended
Dec. 31, 2024
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
27.	CONTRACT LIABILITIES

Details of contract liabilities as at December 31, 2023 and 2024 are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$

Short-term advances recognized from customers
Commercialization rights income	38,410	37,485	5,135

Long-term advances recognized from customers
Commercialization rights income	251,189	248,460	34,039

Total	289,599	285,945	39,174

Contract liabilities include long-term and short-term advances related to commercialization rights.

In July 2021, the Group entered into an agreement with Innovent Biologics (Suzhou) Co., Ltd (“Innovent”). Under the agreement, the Group owns all intellectual property generated in connection with the development and commercialization of HQP1351. Innovent was granted the commercialization rights of HQP1351 in China and should make a non-refundable payment and milestone payments for such rights to the Group, which are recorded under contract liabilities and recognized as revenue over time during the commercialization period.

In accordance with the agreement, the Group recognized RMB349,523 (US$47,884) in aggregate as contract liabilities from contract inception through December 31, 2024 (2023:RMB349,523). The Group recognized RMB37,485 (US$5,135) as revenue during the year ended December 31, 2024 (2023: RMB26,049; 2022: RMB24,354). Milestone payments are recognized as the transaction price when the Group can conclude that it is highly probable that there will not be a subsequent reversal of a significant amount of revenue.